UNITED STATES SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                              FORM 13F Cover Page



            Report for the Calendar Year or Quarter Ended: June 30, 2010

Check here if Amendment:              |_|; Amendment Number:

This  Amendment  (Check  only  one):  |_|  is a restatement
                                      |_| adds new holding entries.


Institutional Manager Filing this Report:

Name:    Stillwater Capital Advisors, LLC

Address: 200 W. Lancaster Avenue
         Wayne, PA 19087


13F File Number: 028-13804

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:    Douglas A. Swope
Title:   Chief Compliance Officer
Phone:


Signature, Place and Date of Signing:


/s/ Douglas A. Swope             Wayne, PA		      August 13, 2010
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                   [Date]

Report Type: (Check only one):

[x] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

NONE

                             Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:           1

Form 13F Information Table Entry Total:     45

Form 13F Information Table Value Total:  $107,729
                                         (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                      FORM 13F INFORMATION TABLE
                                                          June 30, 2010


                                                                                                         	Voting Authority
								Value	Shares/	Sh/	Put/	Invstmt	Other
Name of Issuer			Title of class	CUSIP		(x$1000)Prn Amt	Prn	Call	Dscretn	Managers	Sole	Shared	None

Adobe Systems Inc		COM		00724f101	3273	123837	SH		Sole			123837
American Electric Power Inc	COM		025537101	1138	35220	SH		Sole			35220
Apple Inc			COM		037833100	7259	28859	SH		Sole			28859
Bristol-Myers Squibb Co		COM		110122108	3655	146555	SH		Sole			146555
Celgene Corp			COM		151020104	4155	81753	SH		Sole			81753
Centurylink Inc			COM		156700106	4061	121930	SH		Sole			121930
Chevron Corp			COM		166764100	231	3403	SH		Sole			3403
Cisco Systems Inc		COM		17275r102	3675	172463	SH		Sole			172463
Citigroup Inc			COM		172967101	749	199086	SH		Sole			199086
CVS Caremark Corporation	COM		126650100	3894	132800	SH		Sole			132799
Entergy Corp			COM		29364g103	1020	14240	SH		Sole			14240
Exelon Corp			COM		30161n101	795	20950	SH		Sole			20950
Exxon Mobil Corp		COM		30231g102	3474	60865	SH		Sole			60864
General Electric Co		COM		369604103	3962	274728	SH		Sole			274727
Honeywell Intl Inc		COM		438516106	4104	105152	SH		Sole			105152
Intel Corp			COM		458140100	3315	170430	SH		Sole			170430
International Business Machine	COM		459200101	3563	28856	SH		Sole			28856
Johnson & Johnson		COM		478160104	4377	74103	SH		Sole			74102
JPMorgan Chase & Co		COM		46625h100	4256	116263	SH		Sole			116263
Kimberly Clark Corp		COM		494368103	4188	69070	SH		Sole			69069
Kraft Foods Inc Cl A		COM		50075n104	3343	119410	SH		Sole			119410
McDonalds Corp			COM		580135101	5156	78268	SH		Sole			78267
Meritor Savings Bank PA		COM		590007100	66	26743	SH		Sole			26743
PepsiCo Inc			COM		713448108	4424	72588	SH		Sole			72588
Pfizer Inc			COM		717081103	2896	203055	SH		Sole			203055
PG&E Corp			COM		69331c108	1075	26165	SH		Sole			26165
PolyMedix Inc			COM		73174c100	60	59845	SH		Sole			59845
PPL Corp			COM		69351t106	287	11495	SH		Sole			11495
Procter & Gamble Co		COM		742718109	3275	54604	SH		Sole			54604
Schlumberger Ltd		COM		806857108	2698	48761	SH		Sole			48760
United Parcel Service Inc Cl B	COM		911312106	1888	33187	SH		Sole			33187
United Technologies Corp	COM		913017109	4021	61950	SH		Sole			61949
Verizon Communications Inc	COM		92343v104	4759	169842	SH		Sole			169841
iShares Tr ConsGoods		CONS GOODS IDX	464287812	820	15344	SH		Sole			15344
iShares Tr ConsServ		CONS SRVC IDX	464287580	863	16083	SH		Sole			16083
iShares Tr DJ US Energy		DJ US ENERGY	464287796	995	34713	SH		Sole			34713
iShares Tr DJ US FinSec		DJ US FINL SEC	464287788	899	18156	SH		Sole			18156
iShares Tr DJ US Health		DJ US HEALTHCR	464287762	1164	19990	SH		Sole			19990
iShares Tr DJ US Telecom	DJ US TELECOM	464287713	402	21555	SH		Sole			21555
iShares Tr DJ US Utilities	DJ US UTILS	464287697	249	3626	SH		Sole			3626
iShares Tr Ind DJ USInd		DJ US INDUSTRL	464287754	727	14169	SH		Sole			14169
iShares Tr Ind DJ USTech 	DJ US TECH SEC	464287721	1500	29068	SH		Sole			29068
iShares Tr Ru 1000 Val		RUSSELL 1000VAL	464287598	430	7935	SH		Sole			7935
Vang Tax-Mgd Fd Euro		EUROPE PAC ETF	921943858	281	9625	SH		Sole			9625
WisdomTree Trust Mid Cap Div F	MIDCAP DIVI FD	97717w505	307	7300	SH		Sole			7300
REPORT SUMMARY 	45	DATA RECORDS	107729		0	OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED